Property plant and equipment (Tables)	6 Months Ended
Jun. 30, 2018
Drilling Unit [Member]
Property plant and equipment

(In $ millions)	As at June 30, 2018	As at December 31, 2017
Cost	17,452	17,335
Accumulated depreciation	(4,507)	(4,119)
Impairment	(414)	—

Net book value	12,531	13,216

Newbuildings [Member]
Property plant and equipment

(In $ millions)	As at June 30, 2018	As at December 31, 2017
Total Newbuildings	249	248